Restructuring Charge	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charge
Restructuring Charge

During the three months ended June 30, 2016, the Partnership recognized a restructuring charge of $1.5 million relating to the reorganization of the Partnership’s FPSO business to create better alignment with the Partnership’s offshore operations resulting in a lower cost organization going forward. The Partnership expects to incur a total of $2.4 million of restructuring charges under this plan and the reorganization is expected to be completed in early-2017.

As of June 30, 2016, restructuring liabilities of $1.5 million were recorded in accrued liabilities on the consolidated balance sheet.